Investments	6 Months Ended
Jun. 30, 2024
Investments
Investments

6.     Investments

As of June 30, 2024, the Group holds investments in Government treasury bonds of €23.7 million (December 31, 2023: €33.5 million). These bonds generated interest income for the three and six months ended June 30, 2024 of €0.3 million and €0.7 million, respectively (June 30, 2023: €0 million for the three and six month period) recognized in finance income/cost net. These investments are considered short-term as they all mature within a period of six months.